Commitments and Contingencies - License and Supply (Details) - License agreement with Cook Biotech - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cook Biotech License and Supply Agreements
Percentage of royalty on sales	3.00%
Royalty expense	$ 0.0	$ 0.0
License fee payments per year	$ 0.1